UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21507

Wells Fargo Advantage Utilities & High

Income Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31, 2011

Date of reporting period: February 29, 2012

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage

Utilities and High Income Fund

Semi-Annual Report

February 29, 2012

This closed-end fund is no longer offered as an initial public offering and is only offered through broker/dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Utilities and High Income Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The U.S. economic recovery that began in mid-2009 gained some traction during the six-month period, after slowing during the summer months—yet the rate of growth remained subpar compared with most previous recovery cycles.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Utilities and High Income Fund for the six-month period that ended February 29, 2012.

For the entire six-month period, most of the major equity and fixed-income indexes posted solid returns; however, the market’s six-month return figures masked the uneven path that the financial markets traced since the summer, as investors had to contend with a variety of global and domestic headwinds.

The S&P 500 Index1 and the Russell 3000® Index2 posted returns of 13.31% and 13.24%, respectively, for the period, while the Barclays U.S. Aggregate Bond Index3, representing the universe of investment-grade bonds, posted a total return of 2.73%. By comparison, the Barclays U.S. Corporate High Yield Bond Index4 added 8.63%, and the Barclays U.S. Treasury Index5 returned 2.35%.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 gained some traction during the six-month period, after slowing during the summer months—yet the rate of growth remained subpar compared with most previous recovery cycles.

The U.S. Bureau of Economic Analysis reported that U.S. gross domestic product (GDP) grew 1.8% in the third quarter, reigniting hopes that the U.S. economy may have reached a sustainable economic recovery. Those hopes were buoyed further by the preliminary estimate of fourth-quarter GDP, which showed that growth accelerated to a 2.8% annual rate. While few economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid economic growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum during the six-month period.

The beleaguered housing market has exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put downward pressure on prices. On the other hand, the labor market took a decided turn for the better during the six-month period as evidenced by the fact that initial unemployment claims have eased in recent months, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.3% as of February 2012—its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

3.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

4.	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

5.	The Barclays U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

Letter to Shareholders	Wells Fargo Advantage Utilities and High Income Fund	3

The Federal Reserve announced “Operation Twist.”

Oil prices retreated early in the period, only to spike again during the fourth quarter of 2011. Yet, “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Despite improvements across an array of economic data, the pace of economic growth remained a focus for the Fed. In September 2011, the Fed launched yet another stimulus program—dubbed “Operation Twist”—designed to keep intermediate- and longer-term yields relatively low. By keeping longer-term yields low, lending activity may potentially spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Economic outlook shifts and European uncertainty swayed investors.

Throughout the second half of 2011, the equity and bond markets were roiled by changes to the global economic outlook and the ongoing fiscal challenges facing many countries in the eurozone. After U.S. economic activity slowed during the summer, many market participants began to fear that the U.S. economy could slip into a double-dip recession. However, in the fall, many of the most closely watched indicators—such as GDP growth and the unemployment rate—improved, and the talk of recession ceased. Equities and high-yield bonds rallied strongly during the fourth quarter of 2011 and into 2012 as both the U.S. economy and Europe seemed to regain their footing. Low risk assets such as Treasuries rallied when the eurozone credit crisis appeared to be expanding early in the reporting period, and the European markets continued to struggle with managing the risk of contagion from countries such as Greece that were teetering on the brink of financial collapse.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. Bear in mind that many investors who indiscriminately sold their equity investments during the severe market downturn of 2008 to 2009 missed out on the impressive two-year rally that followed. The lesson to be learned from these dramatic market events is that, for many investors, simply building and maintaining a well-diversified6 investment plan is the best long-term strategy.

Throughout the second half of 2011, the equity and bond markets were roiled by changes to the global economic outlook and the ongoing fiscal challenges facing many countries in the eurozone.

6.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

4	Wells Fargo Advantage Utilities and High Income Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund	5

Security Name	Shares	Value

Common Stocks: 73.32%

Consumer Discretionary: 10.23%

Media: 10.23%
Comcast Corporation Class A	47,900	$1,407,302
Dish Network Corporation	200,000	5,834,000
Mediaset SpA	1,310,000	3,881,575

		11,122,877

Energy: 8.21%

Oil, Gas & Consumable Fuels: 8.21%
Enbridge Incorporated	30,000	1,158,300
EQT Corporation	15,000	795,300
Southwestern Energy Company †	25,000	826,500
Spectra Energy Corporation	100,000	3,138,000
The Williams Companies Incorporated	100,000	2,988,000
WPX Energy Incorporated †	1,433	26,023

		8,932,123

Financials: 2.70%

Consumer Finance: 2.70%
MasterCard Incorporated	7,000	2,940,000

Industrials: 1.03%

Construction & Engineering: 0.12%
Ameresco Incorporated Class A †	9,000	126,810

Machinery: 0.91%
Kaydon Corporation	26,264	988,052

Information Technology: 0.89%

IT Services: 0.89%
Convergys Corporation †	75,000	966,000

Telecommunication Services: 11.92%

Diversified Telecommunication Services: 9.68%
BCE Incorporated	16,000	654,720
France Telecom SA	150,000	2,289,224
Shenandoah Telecommunications Company	40,000	399,600
Tele2 AB Series B	250,000	5,089,295
Telecom Italia SpA	357,100	338,030
Telefonica Brasil ADR	18,600	547,398
Windstream Corporation	100,000	1,208,000

		10,526,267

Wireless Telecommunication Services: 2.24%
Turkcell Iletisim Hizmetleri AS ADR	80,000	1,088,000
Vimpelcom Limited ADR	100,000	1,217,000
Vodafone Group plc ADR	5,000	135,450

		2,440,450

The accompanying notes are an integral part of these financial statements.

6	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name			Shares	Value

Utilities: 38.34%

Electric Utilities: 27.96%
American Electric Power Company Incorporated			75,000	$2,820,750
CenterPoint Energy Incorporated			50,000	974,500
CH Energy Group Incorporated			500	33,335
Chesapeake Utilities Corporation			200	8,214
China Hydroelectric Company ADR †			10,000	17,100
Duke Energy Corporation			500	10,460
Edison International			2,000	83,740
Enel SpA			350,000	1,404,510
Entergy Corporation			1,000	66,630
FirstEnergy Corporation			75,000	3,321,750
Great Plains Energy Incorporated			150,000	2,967,000
Hawaiian Electric Industries Incorporated			100,000	2,505,000
ITC Holdings Corporation			60,000	4,528,800
Nextera Energy Incorporated			70,000	4,165,700
Northeast Utilities			100,000	3,590,000
NSTAR			1,000	46,900
NV Energy Incorporated			75,000	1,176,000
Pepco Holdings Incorporated			100	1,944
Progress Energy Incorporated			400	21,232
South Jersey Industries Incorporated			200	10,400
The Southern Company			60,000	2,651,400

				30,405,365

Gas Utilities: 4.36%
El Paso Corporation			25,000	695,250
MDU Resources Group Incorporated			500	10,850
National Fuel Gas Company			80,000	4,026,400
New Jersey Resources Corporation			200	9,338

				4,741,838

Multi-Utilities: 4.02%
Dominion Resources Incorporated			300	15,141
Public Service Enterprise Group Incorporated			100,000	3,078,000
Sempra Energy			19,900	1,178,876
Wisconsin Energy Corporation			3,000	102,240

				4,374,257

Water Utilities: 2.00%
American Water Works Company Incorporated			50,000	1,714,000
Middlesex Water Company			25,000	460,500

				2,174,500

Total Common Stocks (Cost $74,024,818)				79,738,539

	Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes: 30.75%

Consumer Discretionary: 6.33%

Auto Components: 0.73%
Allison Transmission Incorporated 144A	7.13%	05/15/2019	$250,000	257,500

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund	7

Security Name	Interest Rate	Maturity Date	Principal	Value

Auto Components (continued)
Cooper Tire & Rubber Company	7.63%	03/15/2027	$215,000	$208,550
Exide Technologies	8.63	02/01/2018	50,000	38,875
Goodyear Tire & Rubber Company	7.00	05/15/2022	25,000	25,313
Goodyear Tire & Rubber Company	10.50	05/15/2016	218,000	238,712
UR Financing Escrow Company 144A	5.75	07/15/2018	25,000	25,688

				794,638

Diversified Consumer Services: 0.84%
Carriage Services Incorporated	7.88	01/15/2015	185,000	186,850
Mac-Gray Corporation	7.63	08/15/2015	42,000	43,155
Service Corporation International	6.75	04/01/2016	100,000	111,000
Service Corporation International	7.50	04/01/2027	465,000	465,000
Service Corporation International	7.63	10/01/2018	25,000	29,094
Service Corporation International	8.00	11/15/2021	40,000	46,525
Service Corporation International Series WI	7.00	06/15/2017	25,000	28,000

				909,624

Hotels, Restaurants & Leisure: 1.79%
Ameristar Casinos Incorporated	7.50	04/15/2021	225,000	243,000
Burger King Corporation	9.88	10/15/2018	75,000	84,750
Chukchansi EDA 144A(i)±	4.16	11/15/2012	100,000	69,000
Cinemark USA Incorporated	7.38	06/15/2021	75,000	80,063
Cinemark USA Incorporated	8.63	06/15/2019	50,000	55,625
CityCenter Finance Corporation	7.63	01/15/2016	25,000	26,375
CityCenter Finance Corporation 144A	7.63	01/15/2016	125,000	131,563
CityCenter Finance Corporation ¥	11.50	01/15/2017	139,533	150,870
DineEquity Incorporated	9.50	10/30/2018	325,000	358,313
Greektown Superholdings Incorporated	13.00	07/01/2015	450,000	493,875
Scientific Games Corporation	9.25	06/15/2019	60,000	66,300
Speedway Motorsports Incorporated	6.75	02/01/2019	25,000	26,063
Speedway Motorsports Incorporated	8.75	06/01/2016	120,000	131,550
Yonkers Racing Corporation 144A	11.38	07/15/2016	25,000	27,094

				1,944,441

Household Durables: 0.02%
American Greetings Corporation	7.38	12/01/2021	25,000	25,813

Media: 2.39%
Cablevision Systems Corporation	8.63	09/15/2017	145,000	163,488
CCH II Capital Corporation	13.50	11/30/2016	605,000	695,750
CSC Holdings LLC	7.88	02/15/2018	50,000	56,500
DISH DBS Corporation	7.88	09/01/2019	115,000	135,125
Gray Television Incorporated	10.50	06/29/2015	250,000	264,063
Interactive Data Corporation	10.25	08/01/2018	100,000	112,750
Lamar Media Corporation 144A	5.88	02/01/2022	25,000	26,094
Lamar Media Corporation	7.88	04/15/2018	75,000	82,500
Lamar Media Corporation Series C	9.75	04/01/2014	25,000	28,438
LIN Television Corporation	8.38	04/15/2018	100,000	105,750
Local TV Finance LLC 144A¥	9.25	06/15/2015	250,000	254,375

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Media (continued)
NAI Entertainment Holdings LLC 144A	8.25%	12/15/2017	$100,000	$110,000
National Cinemedia LLC	7.88	07/15/2021	50,000	53,000
Regal Cinemas Corporation	8.63	07/15/2019	250,000	273,125
Salem Communications Corporation	9.63	12/15/2016	218,000	240,345

				2,601,303

Specialty Retail: 0.36%
Gap Incorporated	5.95	04/12/2021	50,000	50,132
Limited Brands Incorporated	6.63	04/01/2021	25,000	27,500
Radioshack Corporation	6.75	05/15/2019	150,000	125,625
Rent A Center Incorporated	6.63	11/15/2020	25,000	26,031
Toys R Us Property Company LLC	8.50	12/01/2017	150,000	158,625

				387,913

Textiles, Apparel & Luxury Goods: 0.20%
Oxford Industries Incorporated	11.38	07/15/2015	200,000	218,250

Consumer Staples: 0.22%

Food Products: 0.22%
Darling International Incorporated	8.50	12/15/2018	25,000	28,125
Dole Food Company Incorporated	13.88	03/15/2014	181,000	207,245

				235,370

Energy: 4.99%

Energy Equipment & Services: 1.03%
Bristow Group Incorporated	7.50	09/15/2017	135,000	141,075
Dresser Rand Group Incorporated 144A	6.50	05/01/2021	75,000	78,563
Gulfmark Offshore Incorporated	7.75	07/15/2014	225,000	226,688
Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	260,000	260,650
Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	55,000	58,025
Oil States International Incorporated	6.50	06/01/2019	125,000	134,375
PHI Incorporated	8.63	10/15/2018	200,000	205,000
Pride International Incorporated	8.50	06/15/2019	10,000	12,793

				1,117,169

Oil, Gas & Consumable Fuels: 3.96%
Amerigas Partners Finance Corporation	6.25	08/20/2019	150,000	151,500
Chesapeake Energy Corporation	9.50	02/15/2015	255,000	293,250
Coffeyville Resources Energy Incorporated 144A	9.00	04/01/2015	95,000	101,650
Coffeyville Resources Energy Incorporated 144A	10.88	04/01/2017	100,000	113,000
Consol Energy Incorporated	8.25	04/01/2020	165,000	179,850
Crestwood Midstream Partnership Company 144A	7.75	04/01/2019	50,000	50,500
Denbury Resources Incorporated	6.38	08/15/2021	25,000	27,563
Denbury Resources Incorporated	8.25	02/15/2020	25,000	28,500
El Paso Corporation	6.50	09/15/2020	45,000	49,702
El Paso Corporation	7.00	06/15/2017	50,000	55,879
El Paso Corporation	7.25	06/01/2018	175,000	198,144
El Paso Corporation	7.42	02/15/2037	90,000	99,613

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
El Paso Corporation	7.80%	08/01/2031	$100,000	$119,240
Encore Acquisition Company	9.50	05/01/2016	50,000	55,875
Energy Transfer Equity LP	7.50	10/15/2020	300,000	343,500
Ferrellgas LP	9.13	10/01/2017	200,000	212,000
Forest Oil Corporation	7.25	06/15/2019	95,000	95,713
Forest Oil Corporation	8.50	02/15/2014	65,000	70,525
Holly Corporation	9.88	06/15/2017	220,000	245,850
Inergy Holdings LP	7.00	10/01/2018	50,000	49,250
Inergy LP & Inergy Finance Corporation	6.88	08/01/2021	37,000	35,705
Newfield Exploration Company	6.88	02/01/2020	55,000	59,400
Overseas Shipholding Group Incorporated	7.50	02/15/2024	75,000	44,438
Penn Virginia Corporation	10.38	06/15/2016	10,000	9,925
Petrohawk Energy Corporation	7.88	06/01/2015	95,000	100,344
Petrohawk Energy Corporation	10.50	08/01/2014	60,000	66,675
Pioneer Natural Resource Company	7.50	01/15/2020	145,000	179,142
Plains Exploration & Production Company	8.63	10/15/2019	325,000	367,250
Regency Energy Partners LP	6.88	12/01/2018	25,000	27,125
Sabine Pass LNG LP	7.25	11/30/2013	250,000	263,750
Sabine Pass LNG LP	7.50	11/30/2016	275,000	295,625
Samson Investment Company 144A	9.75	02/15/2020	50,000	52,625
Suburban Propane Partners LP	7.38	03/15/2020	25,000	26,625
Susser Holdings LLC	8.50	05/15/2016	125,000	137,188
Tesoro Corporation	9.75	06/01/2019	90,000	102,375

				4,309,296

Financials: 7.21%

Capital Markets: 0.77%
E*TRADE Financial Corporation ¥	12.50	11/30/2017	68,000	79,220
Nuveen Investments Incorporated	5.50	09/15/2015	225,000	210,375
Nuveen Investments Incorporated 144A	10.50	11/15/2015	250,000	260,000
Nuveen Investments Incorporated	10.50	11/15/2015	150,000	156,750
Oppenheimer Holdings Incorporated	8.75	04/15/2018	125,000	127,500

				833,845

Commercial Banks: 1.07%
CIT Group Incorporated 144A	4.75	02/15/2015	200,000	203,000
CIT Group Incorporated 144A	5.25	04/01/2014	100,000	102,250
CIT Group Incorporated 144A	5.50	02/15/2019	100,000	102,125
CIT Group Incorporated 144A	7.00	05/04/2015	450,000	451,125
CIT Group Incorporated	7.00	05/01/2016	53,189	53,256
CIT Group Incorporated	7.00	05/01/2017	50,000	50,000
Emigrant Bancorp Incorporated 144A(i)	6.25	06/15/2014	225,000	203,434

				1,165,190

Consumer Finance: 4.14%
Ally Financial Incorporated Company	5.50	02/15/2017	50,000	50,648
Ally Financial Incorporated Company	8.30	02/12/2015	825,000	911,625
American General Finance Corporation	5.40	12/01/2015	150,000	118,875
American General Finance Corporation	5.75	09/15/2016	50,000	37,750

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Consumer Finance (continued)
American General Finance Corporation	6.50%	09/15/2017	$50,000	$37,375
Calpine Construction Finance Corporation 144A	7.25	10/15/2017	400,000	424,000
Calpine Construction Finance Corporation 144A	8.00	06/01/2016	125,000	135,938
Clearwire Communications Finance Corporation 144A	12.00	12/01/2015	130,000	126,425
Ford Motor Credit Company LLC	8.00	12/15/2016	25,000	29,713
General Motors Financial Company	6.75	06/01/2018	100,000	107,932
GMAC LLC	6.75	12/01/2014	36,000	38,025
GMAC LLC	6.88	08/28/2012	146,000	148,555
Homer City Funding LLC	8.73	10/01/2026	139,376	125,438
International Lease Finance Corporation 144A	6.75	09/01/2016	50,000	54,625
International Lease Finance Corporation	8.63	09/15/2015	75,000	83,250
JBS USA Finance Incorporated	11.63	05/01/2014	420,000	486,675
Nielsen Finance LLC	7.75	10/15/2018	450,000	500,625
Nielsen Finance LLC	11.50	05/01/2016	49,000	56,718
Springleaf Finance Corporation	6.90	12/15/2017	225,000	174,375
Sprint Capital Corporation	6.88	11/15/2028	850,000	663,000
Sprint Capital Corporation	8.75	03/15/2032	220,000	195,800

				4,507,367

Insurance: 0.42%
HUB International Holdings Incorporated 144A	10.25	06/15/2015	275,000	281,875
USI Holdings Corporation 144A±	4.38	11/15/2014	50,000	46,375
USI Holdings Corporation 144A	9.75	05/15/2015	125,000	125,313

				453,563

REITs: 0.81%
Dupont Fabros Technology Incorporated	8.50	12/15/2017	565,000	624,325
Host Marriott Corporation	9.00	05/15/2017	30,000	33,300
Omega Healthcare Investors	6.75	10/15/2022	125,000	135,156
Ventas Incorporated	9.00	05/01/2012	90,000	90,816

				883,597

Health Care: 1.20%

Health Care Equipment & Supplies: 0.06%
Biomet Incorporated ¥	10.38	10/15/2017	60,000	65,325

Health Care Providers & Services: 0.96%
Apria Healthcare Group	11.25	11/01/2014	70,000	73,850
Aviv Healthcare Properties LP	7.75	02/15/2019	100,000	102,250
Centene Corporation	5.75	06/01/2017	75,000	78,188
Emergency Medical Services	8.13	06/01/2019	25,000	26,250
HCA Incorporated	5.88	03/15/2022	25,000	25,625
HCA Incorporated	6.50	02/15/2020	175,000	187,688
HCA Incorporated	7.50	02/15/2022	25,000	27,063
Health Management Associates Incorporated	6.13	04/15/2016	50,000	52,188
Health Management Associates Incorporated 144A	7.38	01/15/2020	25,000	26,063
Healthsouth Corporation	7.25	10/01/2018	25,000	27,000
Healthsouth Corporation	7.75	09/15/2022	25,000	27,188
MPT Operating Partnership LP	6.38	02/15/2022	25,000	25,813

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Health Care Providers & Services (continued)
MPT Operating Partnership LP	6.88%	05/01/2021	$125,000	$132,891
PSS World Medical Incorporated 144A	6.38	03/01/2022	25,000	26,000
Sabra Health Care Corporation	8.13	11/01/2018	150,000	160,875
United Surgical Partners International Incorporated	8.88	05/01/2017	50,000	52,188

				1,051,120

Life Sciences Tools & Services: 0.03%
Community Health Systems Incorporated Series WI	8.88	07/15/2015	30,000	31,425

Pharmaceuticals: 0.15%
Mylan Incorporated 144A	6.00	11/15/2018	50,000	52,313
Mylan Incorporated 144A	7.63	07/15/2017	25,000	27,672
Mylan Incorporated 144A	7.88	07/15/2020	75,000	83,813

				163,798

Industrials: 1.89%

Aerospace & Defense: 0.49%
Alliant Techsystems Incorporated	6.75	04/01/2016	225,000	230,625
Geoeye Incorporated	9.63	10/01/2015	55,000	60,775
Hexcel Corporation	6.75	02/01/2015	48,000	48,420
L-3 Communications Holdings Incorporated	6.38	10/15/2015	167,000	170,758
Transdigm Incorporated	7.75	12/15/2018	25,000	27,500

				538,078

Commercial Services & Supplies: 0.80%
Casella Waste Systems Incorporated	11.00	07/15/2014	220,000	238,425
Corrections Corporation of America	7.75	06/01/2017	95,000	103,550
Geo Group Incorporated	7.75	10/15/2017	125,000	134,688
Iron Mountain Incorporated	8.38	08/15/2021	155,000	172,244
KAR Holdings Incorporated ±	4.55	05/01/2014	100,000	99,500
NCO Group Incorporated	11.88	11/15/2014	125,000	124,375

				872,782

Industrial Conglomerates: 0.21%
Otter Tail Corporation	9.00	12/15/2016	215,000	230,050

Machinery: 0.30%
Cleaver-Brooks Incorporated 144A	12.25	05/01/2016	55,000	57,200
Columbus Mckinnon Corporation	7.88	02/01/2019	75,000	78,563
CPM Holdings Incorporated	10.63	09/01/2014	150,000	161,625
Titan International Incorporated	7.88	10/01/2017	25,000	26,563

				323,951

Metals & Mining: 0.04%
Crown Cork & Seal Company Incorporated (i)	7.50	12/15/2096	50,000	43,125

Road & Rail: 0.05%
RailAmerica Incorporated	9.25	07/01/2017	44,000	49,060

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Information Technology: 2.59%

Communications Equipment: 0.35%
Avaya Incorporated	9.75%	11/01/2015	$50,000	$50,000
EchoStar DBS Corporation	7.13	02/01/2016	50,000	55,250
Lucent Technologies Incorporated	6.45	03/15/2029	155,000	119,350
Lucent Technologies Incorporated Series B	2.88	06/15/2025	160,000	153,400

				378,000

Computers & Peripherals: 0.20%
Seagate Technology HDD Holdings	6.80	10/01/2016	50,000	55,625
Seagate Technology HDD Holdings	6.88	05/01/2020	25,000	27,375
Seagate Technology HDD Holdings 144A	7.00	11/01/2021	25,000	27,688
Seagate Technology HDD Holdings	7.75	12/15/2018	100,000	112,500

				223,188

Electronic Equipment, Instruments & Components: 0.87%
CDW LLC / CDW Financial Corporation	12.54	10/12/2017	75,000	81,750
Jabil Circuit Incorporated	8.25	03/15/2018	620,000	737,800
Viasystem Group Incorporated 144A	12.00	01/15/2015	115,000	123,913

				943,463

Internet Software & Services: 0.10%
Equinix Incorporated	8.13	03/01/2018	95,000	106,044

IT Services: 1.07%
Audatex North American 144A	6.75	06/15/2018	25,000	26,031
Fidelity National Information Services Incorporated 144A	7.63	07/15/2017	25,000	27,156
Fidelity National Information Services Incorporated	7.63	07/15/2017	25,000	27,281
Fidelity National Information Services Incorporated	7.88	07/15/2020	100,000	112,500
First Data Corporation 144A	7.38	06/15/2019	50,000	50,563
First Data Corporation	11.25	03/31/2016	375,000	355,313
SunGard Data Systems Incorporated	7.38	11/15/2018	50,000	53,750
SunGard Data Systems Incorporated	7.63	11/15/2020	25,000	27,000
SunGard Data Systems Incorporated	10.25	08/15/2015	300,000	312,750
TW Telecommunications Holdings Incorporated	8.00	03/01/2018	75,000	82,219
Unisys Corporation 144A	12.75	10/15/2014	47,000	52,758
Unisys Corporation 144A	14.25	09/15/2015	36,000	41,400

				1,168,721

Materials: 1.19%

Chemicals: 0.30%
Huntsman International LLC	5.50	06/30/2016	140,000	139,825
Lyondell Chemical Company	11.00	05/01/2018	119,904	131,445
Solutia Incorporated	7.88	03/15/2020	50,000	58,625

				329,895

Containers & Packaging: 0.22%
Ball Corporation	5.00	03/15/2022	25,000	25,563
Crown Americas LLC	7.63	05/15/2017	25,000	27,313

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Containers & Packaging (continued)
Graham Packaging Company Incorporated	9.88%	10/15/2014	$150,000	$153,000
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	25,000	28,313

				234,189

Metals & Mining: 0.44%
Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	295,000	308,800
Novelis Incorporated	8.38	12/15/2017	100,000	109,500
Novelis Incorporated	8.75	12/15/2020	50,000	55,750

				474,050

Paper & Forest Products: 0.23%
Clearwater Paper Corporation	10.63	06/15/2016	70,000	79,538
Georgia-Pacific Corporation	8.88	05/15/2031	125,000	172,853

				252,391

Telecommunication Services: 3.06%

Diversified Telecommunication Services: 1.64%
Citizens Communications Company	7.88	01/15/2027	200,000	182,000
Frontier Communications Corporation	8.13	10/01/2018	60,000	64,650
Frontier Communications Corporation	8.25	05/01/2014	140,000	152,250
GCI Incorporated	6.75	06/01/2021	75,000	75,938
GCI Incorporated	8.63	11/15/2019	150,000	163,500
Intelsat Jackson Holdings Company	7.25	10/15/2020	75,000	78,938
Intelsat Jackson Holdings Company	9.50	06/15/2016	300,000	315,750
Qwest Corporation	7.50	06/15/2023	180,000	180,900
Qwest Corporation	7.63	08/03/2021	20,000	20,876
SBA Telecommunications Incorporated	8.00	08/15/2016	50,000	53,875
SBA Telecommunications Incorporated	8.25	08/15/2019	50,000	55,000
U.S. West Communications Incorporated	7.25	09/15/2025	125,000	138,952
Windstream Corporation	7.88	11/01/2017	265,000	298,788

				1,781,417

Wireless Telecommunication Services: 1.42%
Allbritton Communications Company	8.00	05/15/2018	100,000	105,750
CC Holdings GS V LLC 144A	7.75	05/01/2017	50,000	54,500
Cricket Communications Incorporated	7.75	10/15/2020	150,000	149,250
Cricket Communications Incorporated Series I	7.75	05/15/2016	125,000	133,125
Crown Castle International Corporation	7.13	11/01/2019	10,000	10,950
MetroPCS Communications Incorporated	6.63	11/15/2020	250,000	257,500
MetroPCS Communications Incorporated	7.88	09/01/2018	50,000	53,625
Sprint Nextel Corporation 144A	9.00	11/15/2018	25,000	27,875
Sprint Nextel Corporation 144A	11.50	11/15/2021	25,000	27,250
Sprint Nextel Corporation Series D	7.38	08/01/2015	375,000	370,313
Syniverse Holdings Incorporation	9.13	01/15/2019	325,000	354,250

				1,544,388

Utilities: 2.07%

Electric Utilities: 1.86%
Aquila Incorporated Step Bond	11.88	07/01/2012	794,000	821,844

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)
Dolphin Subsidiary Incorporated 144A	7.25%	10/15/2021	$200,000	$228,000
Ipalco Enterprises Incorporated	5.00	05/01/2018	75,000	75,844
Mirant Mid-Atlantic LLC Series C	10.06	12/30/2028	438,432	451,585
NRG Energy Incorporated	7.38	01/15/2017	250,000	259,375
NRG Energy Incorporated	8.50	06/15/2019	185,000	189,163

				2,025,811

Gas Utilities: 0.07%
AmeriGas Finance LLC	7.00	05/20/2022	25,000	25,656
AmeriGas Partners LP	6.50	05/20/2021	50,000	50,500

				76,156

Independent Power Producers & Energy Traders: 0.14%
Reliant Energy Incorporated	9.24	07/02/2017	95,082	91,754
Reliant Energy Incorporated	9.68	07/02/2026	10,000	9,325
RRI Energy Incorporated	7.63	06/15/2014	50,000	51,000

				152,079

Total Corporate Bonds and Notes (Cost $31,460,505)				33,445,885

	Dividend Yield		Shares
Preferred Stocks: 7.28%

Financials: 0.05%

Consumer Finance: 0.05%
GMAC Capital Trust I	8.13		2,200	51,656

Utilities: 7.23%

Electric Utilities: 2.76%
Great Plains Energy Incorporated	12.00		50,000	3,001,000

Multi-Utilities: 4.47%
Scana Corporation	7.70		165,000	4,867,500

Total Preferred Stocks (Cost $7,553,500)				7,920,156

	Interest Rate		Principal
Term Loans: 3.32%
Capital Automotive LP	5.00	03/10/2017	$281,520	278,423
CCM Merger Incorporated	7.00	03/01/2017	364,347	363,892
Coinmach Corporation	3.41	11/20/2014	271,213	249,787
Fairpoint Communications Incorporated	6.50	01/22/2016	375,000	316,436
Federal Mogul Corporation	2.19	12/28/2015	41,970	40,144
Federal Mogul Corporation	2.20	12/29/2014	82,261	78,683
First Data Corporation B1	2.99	09/24/2014	164,254	157,027
First Data Corporation B2	2.99	09/24/2014	240,789	230,194
First Data Corporation B3	2.99	09/24/2014	70,394	67,297
Focus Brands Incorporated <	N/A	08/22/2018	50,000	49,500
Gray Television Incorporated	3.77	12/31/2014	71,075	70,220

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Term Loans (continued)
HHI Holdings LLC	7.00%	03/21/2017	$99,250	$99,002
Local TV Finance LLC	4.25	05/07/2015	106,284	105,752
Merisant Company (i)	7.50	01/08/2014	70,879	69,815
NCO Group Incorporated	8.00	05/15/2013	67,367	66,904
Newsday LLC	10.50	08/01/2013	365,000	375,494
Panolam Industries International (i)	8.25	12/31/2013	20,950	19,798
Springleaf Finance Corporation	5.50	05/10/2017	100,000	91,161
Texas Competitive Electric Holdings Company LLC	3.76	10/10/2014	1,371,940	835,031
WASH Multifamily Laundry Systems LLC	7.00	08/28/2014	49,488	49,025

Total Term Loans (Cost $3,982,026)				3,613,585

			Shares
Warrants: 0.00%

Utilities: 0.00%

Electric Utilities: 0.00%
China Hydroelectric Company ADR †			10,000	250

Total Warrants (Cost $12,000)				250

			Principal
Yankee Corporate Bonds and Notes: 0.93%

Consumer Discretionary: 0.10%

Media: 0.10%
Vidéotron GP 144A	5.00	07/15/2022	$25,000	25,000
Vidéotron GP	9.13	04/15/2018	75,000	83,063

				108,063

Energy: 0.15%

Oil, Gas & Consumable Fuels: 0.15%
Griffin Coal Mining Company Limited 144A(s)	9.50	12/01/2016	209,550	166,330

Financials: 0.20%

Consumer Finance: 0.10%
Wind Acquisition Finance SA 144A	11.75	07/15/2017	110,000	112,750

Diversified Financial Services: 0.10%
Ship Finance International Limited	8.50	12/15/2013	105,000	104,738

Materials: 0.14%

Metals & Mining: 0.06%
Teck Resources Limited	10.75	05/15/2019	55,000	68,200

Paper & Forest Products: 0.08%
Sappi Limited 144A	7.50	06/15/2032	100,000	82,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Telecommunication Services: 0.34%

Diversified Telecommunication Services: 0.12%
Intelsat Jackson Holding Company	7.25%	04/01/2019	$75,000	$78,750
Intelsat Jackson Holding Company	7.50	04/01/2021	50,000	52,875

				131,625

Wireless Telecommunication Services: 0.22%
Digicel Group Limited 144A	12.00	04/01/2014	20,000	22,450
Intelsat Limited	11.25	06/15/2016	200,000	211,500

				233,950

Total Yankee Corporate Bonds and Notes (Cost $958,542)				1,007,656

	Yield		Shares
Short-Term Investments: 2.70%

Investment Companies: 2.70%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.02		2,938,691	2,938,691

Total Short-Term Investments (Cost $2,938,691)				2,938,691

Total Investments in Securities
(Cost $120,930,082) *	118.30%	128,664,762
Other Assets and Liabilities, Net	(18.30)	(19,901,589)

Total Net Assets	100.00%	$108,763,173

†	Non-income earning security.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

±	Variable rate investment.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

<	All or a portion of the position represents an unfunded loan commitment.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $121,614,698 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,887,227
Gross unrealized depreciation	(8,837,163)

Net unrealized appreciation	$7,050,064

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund	17

The following table shows the percent of total long-term investments by geographic location as of February 29, 2012:

United States	85.0%
Italy	4.4%
Sweden	3.9%
France	1.8%
Canada	1.5%
Netherlands	0.9%
Turkey	0.8%
Luxembourg	0.7%
Brazil	0.4%
Cayman Islands	0.2%
Australia	0.1%
Great Britain	0.1%
Bermuda	0.1%
Austria	0.1%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of February 29, 2012:

BBB/Baa	5.6%
BB/Ba	32.1%
B/B	49.2%
CCC/Caa and Below	12.6%
Not Rated	0.5%

100.0%

The following table shows the percent of total bonds based on effective maturity as of February 29, 2012:

Less than 1 year	18.4%
1 to 3 Year(s)	34.4%
3 to 5 Years	19.7%
5 to 10 Years	19.3%
10 to 20 Years	7.0%
20+ Years	1.2%

100.0%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Utilities and High Income Fund	Statement of Assets and Liabilities—February 29, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$125,726,071
In affiliated securities, at value (see cost below)	2,938,691

Total investments, at value (see cost below)	128,664,762
Foreign currency, at value (see cost below)	56,819
Receivable for investments sold	2,748,407
Receivable for dividends and interest	1,389,470
Prepaid expenses and other assets	24,971

Total assets	132,884,429

Liabilities
Dividends payable	690,809
Payable for investments purchased	1,121,550
Secured borrowing payable	22,003,407
Written options, at value (see premiums received below)	11,704
Advisory fee payable	66,053
Due to other related parties	5,504
Accrued expenses and other liabilities	222,229

Total liabilities	24,121,256

Total net assets	$108,763,173

NET ASSETS CONSIST OF
Paid-in capital	$151,182,584
Overdistributed net investment income	(1,786,119)
Accumulated net realized losses on investments	(48,380,855)
Net unrealized gains on investments	7,747,563

Total net assets	$108,763,173

NET ASSET VALUE PER SHARE
Based on $108,763,173 divided by 9,210,760 shares issued and outstanding (unlimited number of shares authorized)	$11.81

Investments in unaffiliated securities, at cost	$117,991,391

Investments in affiliated securities, at cost	$2,938,691

Total investments, at cost	$120,930,082

Foreign currency, at cost	$54,012

Premiums received on written options	$3,095

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended February 29, 2012 (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund	19

Investment income
Dividends	$2,026,979
Interest	1,559,668
Income from affiliated securities	3,132

Total investment income	3,589,779

Expenses
Advisory fee	381,472
Administration fee	31,789
Custody and accounting fees	14,370
Professional fees	28,512
Shareholder report expenses	4,920
Trustees’ fees and expenses	5,027
Transfer agent fees	2,952
Interest expense	139,365
Secured borrowing fees	6,572
Other fees and expenses	7,909

Total expenses	622,888

Net investment income	2,966,891

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(12,312)
Written options	7,843

Net realized losses on investments	(4,469)

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,770,292
Written options	(8,609)

Net change in unrealized gains (losses) on investments	1,761,683

Net realized and unrealized gains (losses) on investments	1,757,214

Net increase in net assets resulting from operations	$4,724,105

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Utilities and High Income Fund	Statements of Changes in Net Assets

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011

Operations
Net investment income	$2,966,891	$9,107,452
Net realized gains (losses) on investments	(4,469)	3,007,613
Net change in unrealized gains (losses) on investments	1,761,683	909,241

Net increase in net assets resulting from operations	4,724,105	13,024,306

Distributions to shareholders from
Net investment income	(4,143,659)	(8,285,334)

Capital share transactions
Net asset value of shares issued under the Automatic Dividend Reinvestment Plan	36,732	162,439

Total increase in net assets	617,178	4,901,411

Net assets
Beginning of period	108,145,995	103,244,584

End of period	$108,763,173	$108,145,995

Overdistributed net investment income	$(1,786,119)	$(436,585)

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows—Six Months Ended February 29, 2012 (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund	21

Cash flows from operating activities:
Net increase in net assets resulting from operations	$4,724,105

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(26,747,699)
Proceeds from disposition of investment securities	23,179,646
Amortization	(60,692)
Proceeds from sale of written options	10,939
Sales of short-term investment securities, net	6,140,256
Decrease in dividends and interest receivable	50,146
Increase in receivable for investments sold	(2,484,565)
Decrease in prepaid expenses and other assets	10,997
Increase in payable for investments purchased	224,009
Decrease in advisory fee payable	(2,857)
Decrease in due to other related parties	(239)
Decrease in accrued expenses and other liabilities	(65,530)
Unrealized appreciation on investments	(1,761,683)
Net realized gains on written options	(7,843)
Net realized losses on unaffiliated securities	12,312

Net cash provided by operating activities	3,221,302

Cash flows from financing activities:
Cash distributions paid on common shares	(4,106,690)
Increase in secured borrowing	306

Net cash used in financing activities	(4,106,384)

Net decrease in cash	(885,082)

Cash (including foreign currency):
Beginning of period	$941,901

End of period	$56,819

Supplemental cash disclosure:
Cash paid for interest	$139,365

Supplemental non-cash financing disclosure:
Reinvestment of dividends	$36,732

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Utilities and High Income Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Month Ended February 29, 2012 (Unaudited)	Year Ended August 31,
		2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.75	$11.23	$11.38	$17.50	$24.05	$23.16
Net investment income	0.32 [1]	0.99 [1]	0.59 [1]	0.97 [1]	2.49 [1]	2.81 [1]
Net realized and unrealized gains (losses) on investments	0.19	0.43	0.41	(5.29)	(4.18)	2.37
Distributions to preferred shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.33)	(0.30)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.20)

Total from investment operations	0.51	1.42	1.00	(4.32)	(2.02)	4.68
Distributions to common shareholders from
Net investment income	(0.45)	(0.90)	(0.53)	(1.00)[1]	(2.76)	(3.79)
Net realized gains	0.00	0.00	0.00	0.00	(1.77)	0.00
Tax basis return of capital	0.00	0.00	(0.62)[1]	(0.80)[1]	0.00	0.00

Total distributions to common shareholders	(0.45)	(0.90)	(1.15)	(1.80)	(4.53)	(3.79)
Net asset value, end of period	$11.81	$11.75	$11.23	$11.38	$17.50	$24.05
Market value, end of period	$11.82	$11.03	$11.23	$12.49	$21.02	$27.30
Total return based on market value[2]	11.63%	5.99%	(1.24)%	(30.46)%	(7.86)%	34.05%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.24%	2.52%	3.44%	1.92%	1.42%
Net expenses	1.18%	1.24%	1.52%	2.25%	1.89%	1.42%
Interest expense	0.26%	0.25%	0.19%	0.70%	0.52%	0.22%
Net investment income	5.64%	8.14%	5.19%	8.75%	10.33%[3]	9.41%[3]
Supplemental data
Portfolio turnover rate	16%	64%	59%	137%	153%	117%
Net assets of common shareholders, end of period (000’s omitted)	$108,763	$108,146	$103,245	$103,687	$156,384	$209,066

Borrowings outstanding, end of period (000’s omitted)	$22,000	$22,000	$22,000	$22,000	$86,500	$6,600
Asset coverage per $1,000 of borrowing, end of period	$5,944	$5,916	$5,693	$5,713	$2,808	$44,836

Liquidation value of Preferred Shares, end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	$80,000
Asset coverage ratio for Preferred Shares, end of period	N/A	N/A	N/A	N/A	N/A	360%

1.	Calculated based upon average common shares outstanding during the period.

2.	Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

3.	The net investment income ratio reflects distributions paid to preferred shareholders.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund	23

1. ORGANIZATION

Wells Fargo Advantage Utilities and High Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on February 4, 2004 and is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income and moderate capital growth, with an emphasis on providing tax advantaged dividend income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Fixed income securities with original maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign

24	Wells Fargo Advantage Utilities and High Income Fund	Notes to Financial Statements (Unaudited)

currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund	25

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of August 31, 2011, Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $47,984,272 with $20,548,693 expiring in 2017 and $27,435,579 expiring in 2018.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26	Wells Fargo Advantage Utilities and High Income Fund	Notes to Financial Statements (Unaudited)

As of February 29, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$79,738,539	*	$0	*	$0	$79,738,539
Preferred stocks	7,920,156		0		0	7,920,156

Corporate bonds and notes			32,994,300		451,585	33,445,885

Term loans	0		3,465,083		148,502	3,613,585

Warrants	0		250		0	250

Yankee corporate bonds and notes	0		1,007,656		0	1,007,656

Short-term investments
Investment companies	2,938,691		0		0	2,938,691
	$90,597,386		$37,467,289		$600,087	$128,664,762

*	Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $13,002,657 in common stocks were transferred out of Level 2 and into Level 1 since adjustments to prices of foreign securities due to movements against a specified benchmark were not necessary at February 29, 2012.

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of February 29, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written options	$0	$(11,704)	$0	$(11,704)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and notes	Term loans	Total
Balance as of August 31, 2011	$584,450	$1,414,710	$1,999,160
Accrued discounts (premiums)	107	6,223	6,330
Realized gains (losses)	0	4,449	4,449
Change in unrealized gains (losses)	(31,893)	32,765	872
Purchases	0	49,000	49,000
Sales	0	(209,488)	(209,488)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(101,079)	(1,149,157)	(1,250,236)
Balance as of February 29, 2012	$451,585	$148,502	$600,087
Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(26,413)	$5,423	$(20,990)

Transfers out of Level 3 into Level 2 are due to the availability of significant observable inputs which are currently used in the determination of the fair value of the securities.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment adviser to the Fund and is entitled to receive a fee at an annual rate of 0.60% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund	27

Funds Management has retained the services of certain investment sub-advisers to provide daily portfolio management to the Fund. The fees related to investment sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, and Crow Point Partners, LLC are each investment sub-advisers to the Fund and are each entitled to receive a fee from Funds Management at an annual rate of 0.20% of the Fund’s average daily total assets.

Administration fee

Funds Management also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. Funds Management is entitled to receive an annual fee of 0.05% of the Fund’s average daily total assets.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized an unlimited number of common shares with no par value. For the six months ended February 29, 2012 and the year ended August 31, 2011, the Fund issued 3,155 and 13,611 common shares, respectively.

6. BORROWINGS

The Fund has borrowed $22 million through a secured debt financing agreement administered by a major financial institution (“the Facility”). The Facility has a commitment amount of $25 million which expires on February 25, 2013, at which point it may be renegotiated and potentially renewed for another term. At February 29, 2012, the Fund had secured borrowings outstanding in the amount of $22,003,407 (including accrued interest and liquidity and program fees payable).

The Fund’s borrowings under the Facility are generally charged interest at a rate determined by the type of loan elected by the Fund. During six months ended February 29, 2012, an effective interest rate of 1.25% was incurred on the borrowings. Interest expense of $139,365, representing 0.26% of the Fund’s average daily net assets was incurred during the six months ended February 29, 2012.

The Fund has pledged its assets to secure the borrowings and pays a commitment fee at an annual rate equal to 0.15% of average daily unutilized amounts of the $25 million commitment amount. Prior to February 27, 2012, the Fund paid a commitment fee at an annual rate equal to (a) 0.20% as of any date upon which the loan balance exceeded 50% of the facility amount and (b) 0.30% as of any other date when the loan balance was less than 50% of the facility amount. The secured borrowing fees on the Statement of Operations represents structuring fees and commitment fees. Of this amount, $5,132 represents structuring fees.

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended February 29, 2012 were $25,038,959 and $20,106,927, respectively.

8. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2012, the Fund entered into written options for economic hedging purposes.

During the six months ended February 29, 2012, the Fund had written call option activities as follows:

	Number of Contracts	Premiums Received
Options outstanding at August 31, 2011	0	$0
Options written	396	10,939
Options expired	(320)	(7,844)
Options closed	0	0
Options exercised	0	0
Options outstanding at February 29, 2012	76	$3,095

The Fund had outstanding written options with total premiums received that averaged $1,474 during the six months ended February 29, 2012.

28	Wells Fargo Advantage Utilities and High Income Fund	Notes to Financial Statements (Unaudited)

Open written call options at February 29, 2012 were as follows for the Fund:

Expiration Date	Issuer Name	Number of Contracts	Strike Price	Value
March 2012	Comcast Corporation Class A	76	$28.00	$(11,704)

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

9. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in the utilities industry and, therefore, may be more affected by changes in that industry than would be a comparable mutual fund whose investments are not heavily weighted in any industry.

10. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

12. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration Date	Record Date	Payable Date	Net Investment Income
February 9, 2012	March 14, 2012	April 2, 2012	$0.075
March 16, 2012	April 16, 2012	May 1, 2012	$0.075
April 20, 2012	May 15, 2012	June 1, 2012	$0.075

These distributions are not reflected in the accompanying financial statements.

Other Information (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund	29

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Utilities and High Income Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010 (Lead Trustee since 2010)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2004	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund	31

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2004

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Counsel, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2005	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2005	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

32	Wells Fargo Advantage Utilities and High Income Fund	Automatic Dividend Reinvestment Plan

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

List of Abbreviations	Wells Fargo Advantage Utilities and High Income Fund	33

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

1-800-730-6001

Web site: wellsfargoadvantagefunds.com

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208529 04-12 SUHIF/SAR152 02-12

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR

CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT

INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Utilities & High Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Utilities & High Income Fund

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: April 25, 2012

By:
/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: April 25, 2012